Related Party Information - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Allowance for related party credit losses	$ (10,446)	$ (10,446)
Total		765
Total related party payables	2,277	3,389
Metallon Corporation Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables, gross	8,261	8,261
Total related party payables		2,248
Metallon Corporation Limited (US) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables, gross		765
Metallon Management Services [Member]
Disclosure of transactions between related parties [line items]
Related party receivables, gross	2,185	2,185
Total related party payables		3
Metallon Gold Zimbabwe [Member]
Disclosure of transactions between related parties [line items]
Total related party payables	$ 2,277	$ 1,138